Debt (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Feb. 06, 2019	Nov. 17, 2017
Capitalized interest		$ 2,889	$ 1,056
Debt cost amortization		136
Prepayment penalty			3,420
Riverfront permanent loan		88,925	$ 88,789
Principal payments 2020		0
Principal payments 2021		127
Principal payments 2022		1,556
Principal payments 2023		1,622
Principal payments 2024 and subsequent years		$ 85,620
Dock 79 EagleBank
Term	120 months
Riverfront permanent loan					$ 90,000
Interest rate					4.125%
Payment terms	During the first 48 months of the loan term, the Joint Venture will make monthly payments of interest only, and thereafter, make monthly payments of principal and interest in equal installments based upon a 30-year amortization period.
Wells Fargo Level I
Commitment fee		0.15%
Interest rate over LIBOR		1.00%
Wells Fargo Level II
Commitment fee		0.20%
Interest rate over LIBOR		1.25%
Wells Fargo Level III
Commitment fee		0.25%
Interest rate over LIBOR		1.50%
Wells Fargo Bank, N.A.
Term		5 years
Revolving Credit Agreement				$ 20,000
Letters of credit issued		$ 411
Borrowed under the revolver		0
Available for borrowing		19,589
Available to pay dividends or repurchase stock		$ 219,000
Letter of credit fee		1.00%
Interest rate		2.80%
Covenant compliance		all